Note 11. Lease Commitments	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Leases of Lessee Disclosure [Text Block]

Note 11. LEASE COMMITMENTS

The Company leases certain buildings, data processing and other equipment under operating lease agreements expiring through the year 2017. The future minimum lease payments required under operating leases are as follows:

Years ending December 31	(in $000's)
2014	$671
2015	$651
2016	$223
2017	$4
$1,549

Rent expense related to operating leases was approximately $716,000, $718,000 and $758,000 during the years ended December 31, 2013, 2012 and 2011, respectively.